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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                     AMENDED
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KAYNE ANDERSON CAPITAL ADVISORS, L.P.
              (FORMERLY NAMED: KAIM NON-TRADITIONAL, L.P.)
Address:      1800 AVENUE OF THE STARS
              SECOND FLOOR
              LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Kayne
Title:        President of the General Partner
Phone:        (310) 556-2721

Signature, Place, and Date of Signing:

      Richard A. Kayne       Los Angeles, California       March 7, 2000

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                  (FORMERLY NAMED: KAIM NON-TRADITIONAL, L.P.)
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $   165,253
                                           (thousands)

List of Other Included Managers:

NONE

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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                   (FORMERLY NAMED: KAIM NON-TRADITIONAL, L.P.
                           FORM 13F INFORMATION TABLE
                                     AMENDED

     COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5                 COLUMN 6   COLUMN 7         COLUMN 8
                             TITLE                    VALUE     SHARES or         PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER           OF CLASS        CUSIP    (X 1000)    PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

Atlantic Richfield Co         COM         048825103      865       10,000   SH            Sole                 10,000    -     -
Big Dog Hldgs Inc             COM         089128102    1,665      240,000   SH            Sole                240,000    -     -
CVB Finl Corp                 COM         126600105      380       16,425   SH            Sole                 16,425    -     -
Cannondale Corp               COM         137798104    3,910      598,653   SH            Sole                598,653    -     -
Capital Automotive REIT  COM SH BEN INT   139733109    1,409      115,600   SH            Sole                115,600    -     -
Center Tr Inc                 COM         151845104      254       26,200   SH            Sole                 26,200    -     -
Chevron Corporation           COM         166751107      866       10,000   SH            Sole                 10,000    -     -
Credit Suisse Asset
  Mgmt Strat                  COM         224918102      315       47,553   SH            Sole                 47,553    -     -
Cross Timbers Oil Co          COM         227573102      181       20,000   SH            Sole                 20,000    -     -
Day Runner Inc                COM         239545106    5,264    1,347,683   SH            Sole              1,347,683    -     -
Foremost Corp of Amer         COM         345469100   36,477    1,285,513   SH            Sole              1,285,513    -     -
Glacier Water Svcs Inc        COM         376395109   18,202    1,120,146   SH            Sole              1,120,146    -     -
Meridian Resource Corp        COM         58977Q109    9,186    2,999,061   SH            Sole              2,999,061    -     -
Mexico Fd Inc                 COM         592835102      608       35,000   SH            Sole                 35,000    -     -
Navigators Group Inc          COM         638904102    2,364      242,439   SH            Sole                242,439    -     -
Plains All Amern
  Pipeline L P           UNIT LTD PARTN   726503105    7,711      593,200   SH            Sole                593,200    -     -
Plains Res Inc           COM PAR $0.10    726540503   31,181    2,494,497   SH            Sole              2,494,497    -     -
Putnam Master Inter
  Income Tr                SH BEN INT     746909100      445       75,000   SH            Sole                 75,000    -     -
Right Start Inc             COM NEW       766574206   39,641    1,887,695   SH            Sole              1,887,695    -     -
TC Pipelines LP          UT COM LTD PRT   87233Q108    2,267      160,500   SH            Sole                160,500    -     -
TAM Restaurants Inc           COM         874835101      736      420,582   SH            Sole                420,582    -     -
Templeton Global
  Govt Incom Fd            SH BEN INT     879929107      538       91,600   SH            Sole                 91,600    -     -
Ugly Duckling Corp            COM         903512101      734      106,800   SH            Sole                106,800    -     -
XCL Ltd Del                   COM         983701103       54      216,136   SH            Sole                216,136    -     -
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